Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	23.50%	23.50%
Stock price (in Dollars per share)	$ 9.94	$ 10.16
Expected life of the options to convert		5 years 6 months
Risk-free rate	1.00%	0.50%
Dividend yield	0.00%	0.00%
Initial Measurement [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility		23.50%
Stock price (in Dollars per share)		$ 9.72
Expected life of the options to convert		5 years 6 months
Risk-free rate		0.40%
Dividend yield		0.00%